Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1)(2)(3) ($)	Summary Compensation Table Total for Former CEO (1) ($)	Compensation Actually Paid to Former CEO (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Loss ($)
2024	$481,168	$469,659	$673,144	$622,644	$30.93	$(3,960,275)
2023	$–	–	$563,494	$560,385	$16.91	$(4,134,578)
2022	$–	–	$632,827	$425,619	$13.98	$(6,552,353)

Named Executive Officers, Footnote [Text Block]

(1)	Effective May 16, 2024, James Parslow was appointed Interim CEO. Prior to that time, Jeffrey Eisenberg was the CEO for 2024, 2023 and 2022. The Non-CEO NEOs for whom average compensation is presented in this table for 2024 is Dr. Curtis Lockshin. The Non-CEO NEOs for whom average compensation is presented in this table for 2023 and 2022 are James Parslow and Dr. Curtis Lockshin.

Summary Compensation Table Total for CEO	$ 481,168
Compensation Actually Paid to CEO	469,659
Average Summary Compensation Table for Non-CEO NEOs	554,083	434,774	472,180
Average Compensation Actually Paid to Non-CEO NEOs	$ 521,224	433,219	377,162
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the table below in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year, if any and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted in 2024. There were no such awards that failed to meet applicable vesting conditions for the CEOs or the Non-CEO NEOs in 2022 or 2023. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary Comp. Table Total for CEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Change in Value of Current Year Awards Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to CEO
2024	$481,168	$67,280	$49,007	$(1,622)	$16,193	$(7,807)	$469,659

Year	Summary Comp. Table Total for Former CEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to Former CEO
2024	$673,144	$–	$–	$(64,967)	$14,467	$622,644
2023	$563,494	$67,863	$59,661	$1,103	$3,990	$560,385
2022	$632,827	$98,882	$20,922	$(37,387)	$(91,861)	$425,619

Year	Avg. Summary Comp. Table Total for Other NEOs	Minus Avg. Stock and Option Awards from Summ. Comp. Table	Plus Avg. Year- End Equity Value of Unvested Awards Granted During Year	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years	Plus Avg. Change in Value of Prior Year’s Awards Vested During Year	Average Comp. Actually Paid to Other NEOs
2024	$554,083	$–	$–	$(33,544)	$685	$521,224
2023	$434,774	$33,932	$29,830	$552	$1,995	$433,219
2022	$472,180	$49,441	$10,461	$(18,693)	$(37,345)	$377,162

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2022, 2023 and 2024, or that were outstanding as of December 31, 2022, December 31, 2023 or December 31, 2024, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of:
	2024	2023	2022
Expected Volatility	74.42% - 112.22%	105.80% - 121.52%	123.60% - 135.86%
Risk-Free Interest Rate	3.45% - 5.41%	3.54% - 4.80%	2.15% - 4.05%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	0.5 - 5.46	3.63 - 5.82	3.5 - 5.12

(4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year of an investment of $100 in Xenetic common stock on December 31, 2021.

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Net Loss

The Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our Non-CEO NEOs increased in 2024, which corresponded to the increase in the Company’s TSR and decrease in Net Loss in 2024. The Compensation Actually Paid for both our former CEO and Non-CEO NEOs in 2024 increased primarily due to severance commitments incurred in 2024. The CEO and Non-CEO NEOs Non-Equity Incentive Plan Compensation is determined based on our strategic, financial and operating performance objectives that have been established by the Compensation Committee. While not directly tied to stock price performance and/or net loss, these performance objectives have been established as core drivers of TSR.

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 30.93	16.91	13.98
Net Loss	$ (3,960,275)	$ (4,134,578)	$ (6,552,353)
PEO Name	James Parslow	Jeffrey Eisenberg	Jeffrey Eisenberg
Jeffrey Eisenberg [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	$ 673,144	$ 563,494	$ 632,827
Compensation Actually Paid to CEO	622,644	560,385	425,619
Jeffrey Eisenberg [Member] | PEO [Member] | Minus Stock and Option Awards from Summ Comp Table Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(67,863)	(98,882)
Jeffrey Eisenberg [Member] | PEO [Member] | Plus Year End Equity Value Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		59,661	20,922
Jeffrey Eisenberg [Member] | PEO [Member] | Plus Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,967)	1,103	(37,387)
Jeffrey Eisenberg [Member] | PEO [Member] | Plus Change In Value Of Prior Years Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,467	3,990	(91,861)
Dr Curtis Lockshin [Member]
Pay vs Performance Disclosure [Table]
Average Summary Compensation Table for Non-CEO NEOs	554,083
Average Compensation Actually Paid to Non-CEO NEOs	521,224
Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Minus Avg Stock And Option Awardsfrom Summ Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Year End Equity Value Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,544)
Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Change In Value Of Prior Years Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	685
Jim Parslow And Dr Curtis Lockshin [Member]
Pay vs Performance Disclosure [Table]
Average Summary Compensation Table for Non-CEO NEOs		434,774	472,180
Average Compensation Actually Paid to Non-CEO NEOs		433,219	377,162
Jim Parslow And Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Minus Avg Stock And Option Awardsfrom Summ Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(33,932)	(49,441)
Jim Parslow And Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Year End Equity Value Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,830	10,461
Jim Parslow And Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		552	(18,693)
Jim Parslow And Dr Curtis Lockshin [Member] | Non-PEO NEO [Member] | Plus Avg Change In Value Of Prior Years Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,995	$ (37,345)
James Parslow [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	481,168
Compensation Actually Paid to CEO	469,659
James Parslow [Member] | PEO [Member] | Minus Stock and Option Awards from Summ Comp Table Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,280)
James Parslow [Member] | PEO [Member] | Plus Year End Equity Value Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,007
James Parslow [Member] | PEO [Member] | Plus Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,622)
James Parslow [Member] | PEO [Member] | Plus Change In Value Of Current Year Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,193
James Parslow [Member] | PEO [Member] | Plus Change In Value Of Prior Years Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,807)